Dividends	12 Months Ended
Mar. 31, 2026
Dividends [Abstract]
Dividends
31.
Dividends

A two-part dividend comprised of (i) an annual dividend for the year ended March 31, 2024 of US$0.1250 per ordinary share or US$1.00 per ADS, and (ii) a one-time extraordinary dividend of US$0.0825 per ordinary share or US$0.66 per ADS, was declared on May 14, 2024. The dividend of RMB29,077 million was paid during the year ended March 31, 2025.

A two-part dividend comprised of (i) an annual dividend for the year ended March 31, 2025 of US$0.13125 per ordinary share or US$1.05 per ADS, and (ii) a one-time extraordinary dividend of US$0.11875 per ordinary share or US$0.95 per ADS, was declared on May 15, 2025. The dividend of RMB33,732 million was paid during the year ended March 31, 2026.

An annual dividend for the year ended March 31, 2026 of US$0.13125 per ordinary share or US$1.05 per ADS was declared on May 13, 2026.